ACQUISITION OF DETOUR - Purchase Price Allocation (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Jan. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Purchase Price Allocation
Right-of-use assets	$ 30,029	$ 16,153	$ 29,217	$ 31,783
Detour Gold Corporation
Purchase Price
Fair value of common shares issued		3,131,451
Fair value of replacement stock options issued		2,993
Consideration transferred, acquisition-date fair value		3,134,444
Purchase Price Allocation
Cash and cash equivalents		173,916
Accounts receivable		8,694
Inventories		129,355
Other current assets		22,087
Mining interest & Property, Plant and Equipment		3,825,364
Intangibles		101,286
Other long-term assets		8,028
Total identifiable assets acquired		4,268,730
Accounts payable and accrued liabilities		(100,921)
Other current liabilities		(29,014)
Debt		(99,673)
Provisions and other non-current liabilities		(132,305)
Deferred tax liabilities		(772,373)
Total identifiable liabilities assumed		(1,134,286)
Total identifiable net assets		$ 3,134,444